Retirement Benefit Schemes - Schedule of Net Liabilities of Funded Pension Schemes by Territory (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	£ (11,121)	£ (13,370)
Assets	10,816	12,576
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	732	353
Funded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(10,084)	(12,223)
Assets	10,816	12,576
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(10,414)	(12,572)
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	785	433
Pension Schemes | Funded Defined Benefit Plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(9,859)	(11,970)
Assets	10,644	12,403
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	785	433
Pension Schemes | United States
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(3,378)	(5,012)
Assets	3,748	5,144
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	370	132
Pension Schemes | United Kingdom
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(3,357)	(3,485)
Assets	3,645	3,866
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	288	381
Pension Schemes | Germany
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(913)	(1,035)
Assets	896	918
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	(17)	(117)
Pension Schemes | Canada
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(706)	(756)
Assets	724	758
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	18	2
Pension Schemes | Netherlands
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(769)	(873)
Assets	846	893
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	77	20
Pension Schemes | Switzerland
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(317)	(348)
Assets	311	312
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	(6)	(36)
Pension Schemes | Rest of Group
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded/unfunded scheme liabilities	(419)	(461)
Assets	474	512
Surplus (deficit) in funded plans excluding unrecognised scheme surpluses	£ 55	£ 51